FEDERATED MDT SERIES
                          Federated Investors Funds
                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7000

                               August 11, 2006

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549
     RE: FEDERATED MDT SERIES (the "Trust")
            Federated MDT All Cap Core Fund
            Federated MDT Tax Aware/All Cap Core Fund
            Federated MDT Large Cap Growth Fund
            Federated MDT Mid Cap Growth Fund
            Federated MDT Balanced Fund
            Federated MDT Small Cap Core Fund
            Federated MDT Small Cap Growth Fund
            Federated MDT Small Cap Value Fund (collectively, the "Funds") 1933 Act File No. 333-
           1940 Act File No. 811-21904

Dear Sir or Madam:

      Transmitted herewith for filing pursuant to the Securities Act of 1933, as amended, ("1933 Act"), is the Registration Statement on Form N-14 for Federated MDT Series (the "Trust").

      The purpose of this Registration Statement is to register shares of beneficial interest of the above-named Fund under the 1933 Act. These shares are being registered pursuant to a separate Agreement and Plan of Reorganization pursuant to which the MDT All Cap Core Fund, MDT Tax Aware/All Cap Core Fund, MDT Large Cap Growth Fund, MDT Mid Cap Growth Fund, MDT Small Cap Core Fund, MDT Small Cap Growth Fund, MDT Small Cap Value Fund and MDT
Balanced Fund, each a series of the MDT Funds, will transfer substantially all of their assets to Federated MDT All Cap Core Fund, Federated MDT Tax Aware/All Cap Core Fund, Federated MDT Large Cap Growth Fund, Federated MDT Mid Cap Growth Fund, Federated MDT Small Cap Core Fund, Federated MDT Small Cap Growth Fund, Federated MDT Small Cap Value Fund and Federated MDT Balanced Fund, each a portfolio of the Trust, in exchange for Class A Shares, Class C Shares and Institutional Shares of their corresponding Federated Fund.

      In connection with the review of this filing by staff of the Securities and Exchange Commission, the Trust acknowledges the staff's view that: the Trust is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the Trust may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

      It is proposed that this Registration Statement is to become effective on September 18, 2006, pursuant to Rule 488. We would appreciate receiving any comments you may have by August 31, 2006, in order to meet our print production schedule.

      Please contact me at 412-288-2292 with any questions regarding this filing.

                                                Respectfully,



                                                /s/ M. Cole Dolinger
                                                M. Cole Dolinger
                                                Senior Paralegal

Enclosures